Fair Value of Financial Instruments and Derivative Instruments	12 Months Ended
Dec. 31, 2011
Notes To Consolidated Financial Statements [Abstract]
Fair Value of Financial Instruments and Derivative Instruments

13. Fair Value of Financial Instruments and Derivatives Instruments

Over-the-counter foreign exchange forward contracts and interest rate derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of period end. The fair values of the long-term debt and long-term investment (the floating rate note) are disclosed in Note 7 and 8, respectively.

Derivative instruments

The Company enters into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate loans and credit facilities. The Company from time to time may also enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to acquisition of vessels and on certain loan obligations or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2010 and 2011, the Company had no outstanding derivative instruments relating to currency exchange contracts.

The Company's interest rate swaps and foreign exchange forward contracts did not qualify for hedge accounting. The Company marks to market the fair market value of the interest rate swaps and foreign exchange forward contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of income. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments
		Asset Derivatives		Liability Derivatives
		Fair Values		Fair Values
Type of Contract	Balance sheet location	December 31,	December 31,	December 31,	December 31,
		2010	2011	2010	2011
Interest Rate	Derivative assets /Non Current assets	$4,485	—	—	—

Interest Rate	Derivative liabilities / Current liabilities	—	—	$6,802	$2,237

Interest Rate	Derivative liabilities / Non-current liabilities	—	—	9,787	10,130

	Total Derivatives	$4,485	$—	$16,589	$12,367

	Amount of (Loss) Recognized on Derivatives
	Year ended December 31,
	2010	2011
Foreign Exchange Forward Contracts	$(198)	$(155)
Interest Rate Contracts	(7,966)	(12,336)
Net (Loss) Recognized	$(8,164)	$(12,491)

The gain or loss is recognized in the consolidated statement of income and is presented in Other (Expense)/Income – Loss on Derivatives.

The Company's interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD LIBOR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. The following table summarizes the valuation of the Company's financial instruments as of December 31, 2010 and 2011.

	Significant Other Observable Inputs
	(Level 2)
	December 31,
	2010	2011
Derivative instruments – asset position	$4,485	$	―
Derivative instruments – liability position	16,589		12,367

As of December 31, 2010 and 2011, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheet.

Interest Rate Derivatives

Details of interest rate swap transactions entered into with certain banks in respect of certain loans and credit facilities as of December 31, 2010 and 2011 are presented in the table below:

				Notional amount
Loan or Credit	Inception	Expiry	Fixed	December 31,	December 31,
Facility			Rate	2010	2011
Marindou (1)	January 14, 2008	January 14, 2013	3.9500%	$28,000	$27,253
Petra (1)	February 19, 2008	January 18, 2013	2.8850%	32,671	30,471
Pemer (1)	March 07, 2008	March 07, 2013	2.7450%	32,668	30,468
Marinouki (1)	March 19, 2008	March 05, 2013	2.7300%	29,229	27,695
Avstes (1)	April 25, 2008	April 18, 2013	3.8900%	29,000	27,342
Pelea (1)	December 15, 2008	December 15, 2011	3.7000%	36,000	—
Soffive (1)	November 20, 2008	November 20, 2011	3.5500%	39,600	—
Eniaprohi (1)	November 13, 2008	November 14, 2011	3.1500%	40,000	—
Staloudi (1)	January 07, 2009	January 07, 2012	3.3850%	49,320	45,680
Eniadefhi (1)	April 01, 2009	February 12, 2014	3.3500%	40,000	39,375
Marathassa (2)	November 23, 2009	November 23, 2012	1.6500%	18,195	16,565
Maxdodeka (2)	February 01, 2010	February 01, 2013	3.9100%	33,750	32,250
Kerasies (2)	December 14, 2010	December 14, 2015	1.6500%	35,200	33,066
Maxpente (2)	January 31, 2011	January 31, 2015	1.2200%	39,100	38,200
Eniaprohi (2)	November 14, 2011	November 14, 2014	1.4000%	37,776	37,776
Soffive (2)	November 20, 2011	November 20, 2014	1.3500%	37,200	37,200
Pelea (2)	December 15, 2011	December 15, 2016	2.0500%	36,461	36,461
Marathassa (2)	November 23, 2012	November 21, 2015	1.9500%	—	14,935
Staloudi (2)	January 09, 2012	January 07, 2015	1.4500%	43,860	43,860
Marindou (2)	January 14, 2013	January 16, 2018	1.6000%	—	28,500
Total				$638,030	$547,097

(1)       Under these swap transactions, the bank effects semiannual floating-rate payments to the Company for the relevant amount based on the six-month U.S. dollar LIBOR, and the Company effects semiannual payments to the bank on the relevant amount at the respective fixed rates.

(2)       Under these swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month U.S. dollar LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.

The notional amounts of the above transactions are reduced during the term of the swap transactions based on the expected principal outstanding under the respective facility. In the Petra, Pemer and Marinouki transactions, the respective bank has the right to cancel each swap on January 18, 2011, March 5, 2011 and March 7, 2011, respectively, and at six-month intervals thereafter, which cancellation rights have not been exercised to date.